UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:    Badgley, Phelps and Bell, Inc.
Address: 1420 5th Avenue
         Suite 4400
         Seattle, WA  98101

13F File Number: 28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:     Steven C. Phelps
Title:    President
Phone:    206-623-6172
Signature, Place, and Date of Signing:

    Steven C. Phelps   Seattle, WA   August 12, 1999


Report Type (Check only one.):
[X]         13F HOLDINGS.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: 0


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   71

Form 13F Information Table Value Total:   $480,763

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corp                       COM              00130H105    11507   197975 SH       SOLE                    63375            134600
Abbott Laboratories            COM              002824100     4562   100533 SH       SOLE                                     100533
Albertson's                    COM              013104104     2214    42942 SH       SOLE                      200             42742
America Online                 COM              02364J104      451     4100 SH       SOLE                                       4100
American Home Products         COM              026609107      247     4298 SH       SOLE                                       4298
American Int'l Group           COM              026874107    13529   115386 SH       SOLE                    32730             82656
Automatic Data Processing      COM              053015103    14289   324739 SH       SOLE                    83840            240899
Avon Products                  COM              054303102      455     8200 SH       SOLE                                       8200
BP Amoco PLC - Spons ADR       COM              055622104      667     6148 SH       SOLE                                       6148
Bank of America                COM              060505104     7416   101161 SH       SOLE                    32710             68451
Bristol-Myers Squibb           COM              110122108     1254    17806 SH       SOLE                                      17806
Campbell Soup                  COM              134429109      210     4536 SH       SOLE                                       4536
Cardinal Health Inc            COM              14149Y108     7592   118400 SH       SOLE                    47700             70700
Charles Schwab Corp            COM              808513105      275     2525 SH       SOLE                                       2525
Chevron Corp                   COM              166751107     9674   101764 SH       SOLE                    30650             71114
Cintas Corporation             COM              172908105    11953   177910 SH       SOLE                    52650            125260
Cisco Systems                  COM              17275R102    26296   408086 SH       SOLE                    89998            318088
Citigroup                      COM              172967101      298     6280 SH       SOLE                                       6280
Coca-Cola Co                   COM              191216100     1475    23795 SH       SOLE                                      23795
Colgate-Palmolive              COM              194162103     2541    25800 SH       SOLE                                      25800
Costco Co                      COM              22160Q102    12062   150657 SH       SOLE                    43950            106707
Disney Walt Co                 COM              254687106     9493   308097 SH       SOLE                    79300            228797
DuPont (E.I.) de Nemours       COM              263534109      273     4000 SH       SOLE                                       4000
EMC Corporation                COM              268648102     5174    94075 SH       SOLE                    41825             52250
Ecolab Inc.                    COM              278865100     8388   192275 SH       SOLE                    77225            115050
Emerson Electric               COM              291011104     7889   125354 SH       SOLE                    36575             88779
Exxon Corp                     COM              302290101     1398    18132 SH       SOLE                     1400             16732
Fannie Mae                     COM              313586109    15773   231111 SH       SOLE                    57875            173236
Fifth Third Bancorp            COM              316773100      201     3017 SH       SOLE                                       3017
Franklin Resources             COM              354613101    10300   253549 SH       SOLE                    69768            183781
General Electric               COM              369604103    19169   169635 SH       SOLE                    35425            134210
Gillette Company               COM              375766102     3946    96245 SH       SOLE                                      96245
Hewlett Packard                COM              428236103    11608   115502 SH       SOLE                    31400             84102
Home Depot                     COM              437076102    19149   297176 SH       SOLE                    76116            221060
Hubbell Inc Cl B               COM              443510201      265     5847 SH       SOLE                                       5847
Icos Corp                      COM              449295104      204     5000 SH       SOLE                                       5000
Intel Corp                     COM              458140100    16119   270904 SH       SOLE                    55850            215054
Johnson & Johnson              COM              478160104    16543   168808 SH       SOLE                    36175            132633
Kimberly-Clark                 COM              494368103      777    13623 SH       SOLE                                      13623
Lilly Eli & Co                 COM              532457108      428     5975 SH       SOLE                                       5975
Lucent Technologies            COM              549463107    13882   205845 SH       SOLE                    58675            147170
MBNA Corp                      COM              55262L100    12683   414149 SH       SOLE                   142617            271532
MCI WorldCom Inc               COM              55268B106    17868   207615 SH       SOLE                    57100            150515
McDonald's Corp                COM              580135101     1275    31015 SH       SOLE                                      31015
Medtronic Inc                  COM              585055106    14213   182508 SH       SOLE                    47975            134533
Merck & Co                     COM              589331107    11717   159145 SH       SOLE                    39975            119170
Microsoft Corp                 COM              594918104    28186   312525 SH       SOLE                    59025            253500
Minnesota Mining & Mfg         COM              604059105      602     6921 SH       SOLE                                       6921
Mobil Corp                     COM              607059102      341     3450 SH       SOLE                                       3450
Morgan J.P.                    COM              616880100      763     5434 SH       SOLE                                       5434
Nordstrom Inc                  COM              655664100      291     8690 SH       SOLE                                       8690
Omnicom Group                  COM              681919106    15840   198005 SH       SOLE                    59050            138955
PACCAR Inc                     COM              693718108      268     5023 SH       SOLE                                       5023
Paychex Inc                    COM              704326107     2006    62938 SH       SOLE                                      62938
PepsiCo Inc                    COM              713448108     4045   104562 SH       SOLE                      300            104262
Pfizer Inc                     COM              717081103    10160    93210 SH       SOLE                    28500             64710
Praxair Inc                    COM              74005P104     7873   160876 SH       SOLE                    53350            107526
Procter & Gamble               COM              742718109     3031    33958 SH       SOLE                                      33958
Royal Dutch Petroleum          COM              780257804     1009    16750 SH       SOLE                                      16750
SAFECO Corp                    COM              786429100      429     9733 SH       SOLE                                       9733
SBC Communications             COM              78387G103     1282    22108 SH       SOLE                                      22108
Schering-Plough                COM              806605101      457     8700 SH       SOLE                                       8700
Service Corp Int'l             COM              817565104     1144    59434 SH       SOLE                                      59434
ServiceMaster Company          COM              81760N109     4666   248875 SH       SOLE                    93100            155775
Solectron Corp                 COM              834182107     6937   104025 SH       SOLE                    43050             60975
Starbucks Corp                 COM              855244109    14743   392488 SH       SOLE                    91825            300663
State Street Corp              COM              857477103    15348   179767 SH       SOLE                    46675            133092
Sysco Corp                     COM              871829107    11993   402277 SH       SOLE                   115400            286877
U.S. Bancorp                   COM              902973106     1122    33603 SH       SOLE                                      33603
Walgreen Co                    COM              931422109      247     8400 SH       SOLE                                       8400
Willamette Indus               COM              969133107      274     5950 SH       SOLE                                       5950